Advances to joint ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 0	$ 0
Long-term advances to joint ventures	3,466	3,263
Advances/shareholder loans to joint ventures	$ 3,466	$ 3,263